Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	we do not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation
Award Timing Method	predetermined annual schedule
Award Timing, How MNPI Considered	no specific policy or practice on the timing of such awards in relation to the disclosure of material non-public information